Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Schedule of Calculation of Basic and Diluted Net Loss Per Share Attributable to Common Stock

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Numerator:
Net income (loss) attributable to common stock—basic and diluted	$(16,007,973)	$102,287	$(41,496,847)	$(1,487,769)
Denominator:
Weighted average shares — basic	41,727,480	33,819,205	38,709,614	33,799,503
Effect of other dilutive securities	—	2,837,215	—	—
Weighted average shares — diluted	41,727,480	36,656,420	38,709,614	33,799,503
Basic earnings (loss) per share	$(0.38)	$—	$(1.07)	$(0.04)
Diluted earnings (loss) per share	$(0.38)	$—	$(1.07)	$(0.04)

The calculation of basic and diluted net loss per share attributable to common stock was as follows:

	As of December 31,
	2020	2019
Numerator:
Net loss attributable to common stock—basic and diluted	$(51,776,904)	$(6,729,161)

Denominator:
Weighted average shares—basic and diluted	10,845,240	10,690,209

Net loss per share attributable to common stock—basic and diluted	$(4.77)	$(0.63)

Schedule of Outstanding Shares of Common Stock Equivalents Excluded From Diluted Net Loss Per Share

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Stock options	2,919,493	—	2,919,493	1,166,863
Common stock warrants	8,495,316	—	8,495,316	1,670,352
Common stock issuable pursuant to UPOs (Note 10)	600,000	—	600,000	—
Common stock warrants pursuant to UPOs (Note 10)	300,000	—	300,000	—
Public Rights pursuant to UPOs (Note 10)	60,000	—	60,000	—
Earnout Shares	22,209,280	—	22,209,280	—

The following outstanding shares of common stock equivalents were excluded from the computation of the diluted net loss per share attributable to common stock for the periods presented because their effect would have been anti-dilutive.

	Year Ended December 31,
	2020	2019
Convertible preferred stock as if converted	2,371,710	2,367,543
Stock options	486,755	333,588
Common stock warrants	620,054	57,473